Investments in equity accounted investees - Additional Information (Detail) - MRO [Member] - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 30, 2025
Disclosure of joint ventures [line items]
Percentage of ownership interest sold		50.00%
Share of profit (loss) of joint ventures accounted for using equity method	$ 6,134	$ 77,188
Gain loss on disposal of investments accounted for using equity method.		$ 71,054
Share Purchase Agreement [Member]
Disclosure of joint ventures [line items]
Percentage of ownership interest sold			100.00%